Osterweis Fund
Osterweis Fund
Investment Objective
The Osterweis Fund (the “Fund”) seeks long-term total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Osterweis Fund Investor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Osterweis Fund Investor Class
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%	[1]
Fee Waiver and/or Expense Reduction	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction	0.96%	[2]
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Effective January 1, 2018, Osterweis Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction for the Fund to 0.95% of the Fund's average net assets (the "Expense Cap"). The Expense Cap is indefinite, but will remain in effect until at least June 30, 2019. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:	5 Years:	10 Years:
Osterweis Fund | Investor Class | USD ($)	98	347	615	1,381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2018, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Osterweis Fund invests primarily in common stocks of companies that Osterweis Capital Management, Inc. (the “Adviser”) believes offer superior investment value and opportunity for growth. The Fund may invest in companies of any size – large, medium and small. The Adviser focuses on companies that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects. The Adviser places particular emphasis on the analysis of a company’s ability to generate free cash flow and the value-enhancing deployment of this cash, balance sheet strength and longer-term growth prospects.

The Adviser also seeks under-researched, high-growth situations that it believes can be purchased at modest valuations, as well as companies with substantial unrecognized asset value and improving earnings prospects. As such companies achieve greater visibility over time and their stocks are accorded valuations more in line with their growth rates, the Adviser may choose to sell those stocks.

Other types of equity securities in which the Fund may invest include convertible securities and publicly traded Master Limited Partnerships (“MLPs”). MLPs are generally energy or natural resource-related companies and may comprise up to 15% of the Fund’s assets. The Fund may also invest up to 30% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including those in emerging markets.

In addition to taking temporary defensive positions in cash and short-term bonds from time to time, the Fund may invest up to 50% of its assets in fixed income securities, which include, but are not limited to, U.S. government and agency debt, investment grade corporate debt and convertible debt. Up to 40% of the Fund’s assets may be invested in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s), although the Fund does not expect to maintain significant positions in such securities on a normal basis.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.

•	Debt Securities Risks:

-	Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

-	Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

-	Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

-	Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

-	Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Foreign Securities and Emerging Markets Risk: Investing in foreign securities, including depositary receipts, may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.

•	Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

•	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones and, if the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Master Limited Partnership Risk: Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.

•	Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Fund’s average annual total returns over time compare with a domestic broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.

Osterweis Fund Calendar Year Total Returns as of December 31,*

* The Osterweis Fund’s calendar year-to-date return as of March 31, 2018 was -2.99%.
Best Quarter:	2Q, 2009	15.00%

Worst Quarter:	4Q, 2008	-18.28%

Average Annual Total Returns As of December 31, 2017
Average Annual Returns - Osterweis Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	14.43%	9.69%	6.07%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	4.89%	5.64%	3.96%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	13.79%	7.16%	4.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).